Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	XOOM
Entity Registrant Name	XOOM CORP
Entity Central Index Key	0001315657
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 91,072	$ 45,077	$ 48,248
Disbursement prefunding	14,236	15,070	9,004
Short-term investments	61,571	25,125	20,385
Customer funds receivable	47,456	9,318	17,187
Prepaid expenses and other current assets	4,283	4,934	1,328
Total current assets	218,618	99,524	96,152
Non-current assets:
Property, equipment and software, net	3,787	3,884	2,185
Restricted cash	10,351	9,337	1,730
Other assets	264	348	123
Total assets	233,020	113,093	100,190
Current liabilities:
Accounts payable and accrued expenses	8,236	7,150	5,137
Customer liabilities	23,642	8,536	8,192
Line of credit	24,000	15,000	26,500
Total current liabilities	55,878	30,686	39,829
Non-current liabilities:
Non-current portion of line of credit	25,000	25,000
Other non-current liabilities	91	87
Total liabilities	80,969	55,773	39,829
Stockholders' equity:
Convertible preferred stock, value		2	2,144
Common stock, value	3	1	503
Additional paid-in capital	211,433	120,684	115,236
Accumulated other comprehensive income (loss)	(30)	(1)	(10)
Accumulated deficit	(59,355)	(63,366)	(57,512)
Total stockholders' equity	152,051	57,320	60,361
Total liabilities and stockholders' equity	$ 233,020	$ 113,093	$ 100,190

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible preferred stock, par value.	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized	0	86,726,665	86,726,665
Convertible preferred stock, issued	0	21,444,251	21,444,251
Convertible preferred stock, outstanding	0	21,444,251	21,444,251
Convertible preferred stock, aggregate liquidation preference	$ 0	$ 115,404	$ 115,404
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	500,000,000	135,000,000	135,000,000
Common stock, issued	32,994,080	5,083,616	5,027,249
Common stock, outstanding	32,994,080	5,083,616	5,027,249

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 57,808	$ 37,953	$ 80,016	$ 50,020	$ 32,837
Cost of revenue	17,638	12,842	26,779	18,075	12,231
Gross profit	40,170	25,111	53,237	31,945	20,606
Marketing	12,599	10,417	21,496	14,314	11,608
Technology and development	10,310	7,654	15,950	9,431	6,046
Customer service and operations	6,342	4,977	10,964	7,321	5,257
General and administrative	5,962	3,872	9,135	4,957	3,728
Total operating expense	35,213	26,920	57,545	36,023	26,639
Income (loss) from operations	4,957	(1,809)	(4,308)	(4,078)	(6,033)
Other income (expense):
Interest expense	(946)	(602)	(1,504)	(370)	(108)
Interest income	77	44	85	29	44
Other income	57	263	(125)	49	140
Income (loss) before provision for income taxes	4,145	(2,104)	(5,852)	(4,370)	(5,957)
Provision for income taxes	134	2	2	2	2
Net income (loss)	$ 4,011	$ (2,106)	$ (5,854)	$ (4,372)	$ (5,959)
Net income (loss) per share:
Basic	$ 0.15	$ (0.42)
Diluted	$ 0.11	$ (0.42)
Basic and diluted net loss per share			$ (1.16)	$ (0.88)	$ (1.25)
Weighted-average shares used to compute net income (loss) per share:
Basic	26,046	5,035
Diluted	35,865	5,035
Weighted-average shares used to compute per share amounts - basic and diluted			5,049	4,956	4,752

Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 4,011	$ (2,106)	$ (5,854)	$ (4,372)	$ (5,959)
Unrealized (loss) gain on marketable securities, net of taxes	(29)	6	9	(11)
Other comprehensive (loss) income			9	(11)
Total comprehensive income (loss)	$ 3,982	$ (2,100)	$ (5,845)	$ (4,383)	$ (5,959)

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss)	Accumulated Deficit
Balance at Dec. 31, 2009	$ 25,423	$ 1,738	$ 472	$ 70,393	$ 1	$ (47,181)
Balance (in shares) at Dec. 31, 2009		17,383,535	4,726,723
Issuance of preferred stock, net of issuance costs (in shares)		1,593,971
Issuance of preferred stock, net of issuance costs	17,486	160		17,326
Exercise of preferred stock warrants (in shares)		283,223
Exercise of preferred stock warrants	996	28		968
Exercise of common stock options (in shares)			166,964
Exercise of common stock options	161		17	144
Stock-based compensation	550			550
Total comprehensive income (loss)	(5,959)					(5,959)
Balance at Dec. 31, 2010	38,657	1,926	489	89,381	1	(53,140)
Balance (in shares) at Dec. 31, 2010		19,260,729	4,893,687
Issuance of preferred stock, net of issuance costs (in shares)		2,183,522
Issuance of preferred stock, net of issuance costs	24,982	218		24,764
Exercise of common stock options (in shares)			118,116
Exercise of common stock options	156		12	144
Exercise of common stock warrants (in shares)			15,446
Exercise of common stock warrants	3		2	1
Settlement of common stock warrants	(3)			(3)
Stock-based compensation	949			949
Total comprehensive income (loss)	(4,383)				(11)	(4,372)
Balance at Dec. 31, 2011	60,361	2,144	503	115,236	(10)	(57,512)
Balance (in shares) at Dec. 31, 2011		21,444,251	5,027,249
Issuance costs for preferred stock	(6)			(6)
Exercise of common stock options (in shares)	56,367		56,367
Exercise of common stock options	146		5	141
Stock-based compensation	2,445			2,445
Issuance of common stock warrants	219			219
Total comprehensive income (loss)	(5,845)				9	(5,854)
Balance at Dec. 31, 2012	$ 57,320	$ 2,144	$ 508	$ 118,035	$ (1)	$ (63,366)
Balance (in shares) at Dec. 31, 2012		21,444,251	5,083,616

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 4,011	$ (2,106)	$ (5,854)	$ (4,372)	$ (5,959)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,737	1,008	2,445	949	550
Depreciation and amortization	972	613	1,495	548	276
Loss on disposal of property and equipment/fixed asset		1	2	92	1
Discount/premium on investments	409	274	517	223	338
Amortization of warrant issuance costs	55	18	73
Changes in operating assets and liabilities:
Disbursement prefunding	834	(2,365)	(6,066)	(2,281)	(617)
Customer funds receivable	(38,138)	(12,038)	7,869	(13,023)	(2,989)
Prepaid expenses and other current assets	651	(579)	(2,797)	(406)	(169)
Other assets	84	(114)	(189)	70	(12)
Customer liabilities	15,106	5,240	344	4,148	398
Transaction loss reserves	302	211	(227)	479	(788)
Accounts payable and accrued expenses	707	922	1,551	1,513	659
Other non-current liabilities	4		87
Net cash used in operating activities	(13,266)	(8,915)	(750)	(12,060)	(8,312)
Cash flows from investing activities:
Purchase of property, equipment and software	(798)	(1,760)	(3,206)	(1,735)	(894)
Purchase of short-term investments/marketable securities	(60,939)	(14,260)	(37,470)	(23,131)	(30,651)
Proceeds from sales and maturities of marketable securities	24,055	11,026	32,222	14,742	20,178
Change in restricted cash	(1,014)	(7,000)	(7,607)	(150)	(1,020)
Net cash used in investing activities	(38,696)	(11,994)	(16,061)	(10,274)	(12,387)
Cash flows from financing activities:
Net proceeds from issuance of preferred stock		(5)	(6)	24,982	17,486
Proceeds from exercise of preferred stock warrants					996
Proceeds from exercise of common stock options	535	47	146	156	161
Net borrowings under line of credit	9,000	11,500	13,500	24,750	900
Proceeds from initial public offering, net of costs	88,422
Net cash provided by financing activities	97,957	11,542	13,640	49,888	19,543
Net increase (decrease) in cash and cash equivalents	45,995	(9,367)	(3,171)	27,554	(1,156)
Cash and cash equivalents, beginning of period	45,077	48,248	48,248	20,694	21,850
Cash and cash equivalents, end of period	91,072	38,881	45,077	48,248	20,694
Supplemental disclosures of cash flow information:
Cash paid for taxes	2	2	2	2	2
Cash paid for interest	706	410	1,659	443	162
Purchases of property and equipment in accounts payable and accrued expenses	123	12	46	56	17
Deferred offering costs not yet paid	9	1,489	699
Issuance of common stock warrants			$ 219

Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Unrealized (loss) gain on marketable securities, taxes	$ 0	$ 0

Organization and Description of Business	12 Months Ended
Dec. 31, 2012
Organization and Description of Business

(1) Organization and Description of Business

Xoom Corporation and its subsidiary (together, Xoom or the Company) is a pioneer and leader in the digital consumer-to-consumer international money transfer industry. Xoom’s customers send money to family and friends in 30 countries.

Xoom was formed on June 15, 2001 and the Company’s corporate headquarters are located in San Francisco, California.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

(a) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Xoom and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated.

(b) Use of Estimates

The preparation of consolidated financial statements is in conformity with accounting principles generally accepted in the United States of America (GAAP). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include, but are not limited to, reserve for transaction losses, valuation of stock-based compensation, fair value of marketable securities, certain accrued expenses and realizability of deferred tax assets. Actual results could differ from those estimates.

(c) Capital Structure

On December 7, 2012, the Board approved a 1-for-4 reverse stock split of the Company’s preferred stock and common stock to be effective prior to the effectiveness of the registration statement for the Company’s initial public offering. Upon the reverse stock split, every four shares of outstanding preferred stock and common stock will decrease to one share of preferred stock and common stock, respectively, the number of shares of common stock into which each outstanding option and warrant to purchase common stock is exercisable will decrease on a 1-for-4 basis and the exercise price of each outstanding option and warrant to purchase common stock will proportionately increase. All of the share numbers, share prices and exercise prices have been adjusted within the consolidated financial statements, on a retroactive basis, to reflect this 1-for-4 reverse stock split.

On December 7, 2012, the Board also approved the Company’s Amended and Restated Certificate of Incorporation to be effective immediately prior to the closing of the Company’s initial public offering. Under the Amended and Restated Certificate of Incorporation, authorized capital stock will consist of 500,000,000 shares of common stock, par value $0.0001 per share, and 25,000,000 shares of preferred stock, par value $0.0001 per share, all of which shares of preferred stock will be undesignated.

(d) Segments

The Company’s chief operating decision maker (CODM), its Chief Executive Officer, reviews financial information for the Company on a consolidated basis. The Company manages its business on the basis of one operating segment. The Company’s principal operations and decision-making functions are located in the United States.

(e) Revenue Recognition

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) services have been rendered to the customer, (iii) the fee is fixed or determinable and (iv) collectability is reasonably assured. The Company’s revenue is derived from transaction fees charged to customers and foreign exchange spreads on transactions where the payout currency is other than U.S. dollars. Revenue is derived from each transaction and may vary based on the size of the transaction, the funding method used, the currency to be ultimately disbursed and the countries to which the funds are transferred. Revenue is recognized when the transaction is processed by the Company and is net of cancellations and refunds.

(f) Cost of Revenue

Cost of revenue includes fees paid to disbursement partners for paying funds to the recipient and fees paid to payment processors for funding transactions. In addition, cost of revenue includes provisions for transaction losses and the costs of certain promotional activities to acquire new customers.

(g) Reserve for Transaction Losses

The Company is exposed to transaction losses due to fraud, as well as nonperformance of third parties and customers. The Company establishes reserves for such losses based on historical trends and any specific risks identified in processing customer transactions. Recoveries are reflected as a reduction in the reserve for transaction losses when the recovery occurs. This reserve is included in accounts payable and accrued expenses on the accompanying consolidated balance sheets. The following table summarizes the Company’s reserve for transaction losses for the following years (in thousands):

	Balance at Beginning of Year	Additions to Expense	Losses Incurred	Balance at End of Year
December 31, 2010	$1,084	$1,823	$(2,611)	$296
December 31, 2011	296	5,372	(4,894)	774
December 31, 2012	774	7,722	(7,949)	547

During 2010, the Company revised the percentage with which it was recording its reserve, which resulted in a reduction of $0.9 million in the provision for transaction losses in the accompanying consolidated statements of operations. This revision was a result of lower than expected transaction losses. This revision was accounted for as a change in estimate.

(h) Marketing

Marketing expense consists of business development costs, television, print, online and promotional advertising, as well as employee compensation and related costs to support the marketing process. The Company expenses advertising costs in the period in which they are incurred. Advertising costs amounted to $9.4 million, $11.6 million and $17.9 million for the years ended December 31, 2010, 2011 and 2012, respectively.

During 2011, the Company introduced a new Refer-A-Friend incentive program where the referrer receives either a cash-type or non-cash award and the referee receives a non-cash award. Cash-type awards are considered to be cash-type because the referrer could use them as cash. The amount related to the referee is classified as cost of revenue for non-cash awards. Awards provided to the referrer are recorded in marketing expense as these payments are a reward for bringing a new customer to Xoom.

(i) Technology and Development

Technology and development expense includes employee compensation and related costs, professional services and consulting expenses, costs associated with the development of new technologies and the enhancement of existing technologies and amortization of capitalized internally developed software.

(j) Customer Service and Operations

Customer service and operations expense includes costs for outsourced customer call centers, compensation for the Company’s employees who support customer service calls, costs incurred for fraud detection, compliance operations and maintenance costs related to the Company’s outsourced customer call centers.

(k) Stock-Based Compensation

Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized on a straight-line basis over the requisite service period of the award, which is the vesting period.

(l) Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including stock options, warrants and convertible preferred stock, to the extent dilutive. Due to net losses for all the years presented, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.

(m) Cash and Cash Equivalents

Cash equivalents consist of highly liquid short-term investments with original maturities of three months or less at the time of purchase.

(n) Restricted Cash

The Company has relationships with certain payment processors. These processors are responsible for processing the Company’s ACH and credit card payments and are distinct from the Company’s disbursement partners discussed in Note 2 (p) below. These processors require the Company to maintain certain restricted cash balances as collateral throughout the term of the processor arrangement. During 2012, the Company integrated a new ACH payment processor and increased the gross sending volume with an existing ACH payment processor which required the Company to restrict an additional $7.0 million of its cash as collateral.

The Company is also required to maintain a restricted cash balance in connection with its license to operate in India. In accordance with the licensing rules in India, this balance is legally restricted and is held at a large financial institution in India. During 2012, the Company was required to restrict an additional $600,000 of its cash as collateral in India.

(o) Disbursement Prefunding

The Company maintains relationships with disbursement partners in various countries. These partners are responsible for disbursing funds to recipients and are distinct from the payment processors discussed in Note 2(o) above. The Company maintains prefunding balances with these disbursement partners so they are able to satisfy the Company’s customer liabilities. The Company does not earn interest on these balances. The balances are not compensating balances and are not legally restricted.

(p) Short-term Investments

Short-term investments consist of certificates of deposit, commercial paper, corporate bonds, U.S. Treasury and Agency Notes with original maturities of 12 months or less. All of the Company’s short-term investments other than certificates of deposit are accounted for as marketable securities and are considered to be available-for-sale and are recorded at fair value. Unrealized gains and losses are recorded as part of other comprehensive income (loss). Realized gains and losses and declines in value judged to be other-than-temporary on available-for-sale securities and credit losses are recorded in interest income in the consolidated statements of operations when incurred. Gains and losses on sale of securities are determined on the specific-identification method. The Company’s certificates of deposit are accounted for as a cash deposit with an original maturity in excess of 90 days and are recorded as a short-term investment.

(q) Customer Funds Receivable

When customers fund their transactions using their bank accounts or credit or debit cards, there is a clearing period before the cash is received from the payment processors by the Company, usually one to two business days. Hence, these funds are treated as a receivable until the cash is received by the Company. The Company does not maintain a reserve for doubtful accounts as historical losses have not been material.

(r) Property, Equipment and Software

Property, equipment and software is stated at cost, less accumulated depreciation and amortization. Depreciation and amortization expense is computed over the estimated economic useful life of the assets, between two to five years, using the straight-line method. Leasehold improvements are stated at cost and are amortized on a straight-line basis over the shorter of their estimated useful life or the lease term.

(s) Website and Internal-Use Software Development Costs

The Company’s capitalization of website and internal-use software development costs begins in the application development stage and ends when the asset is placed into service. The Company amortizes such costs using the straight-line method over estimated useful lives, which generally approximates two to three years. Amortization of website and internal-use software development costs is included in technology and development in the accompanying consolidated statements of operations. These costs are a combination of internal compensation costs of the Company’s engineering time and costs of outside consultants and primarily relate to the development of specific enhancements such as the development of the Company’s mobile application. The Company capitalized $256,000 and $594,000 in website and internal-use software development costs for the years ended December 31, 2011 and 2012, respectively. Prior to 2011, costs incurred during the application development stage were not significant and were expensed as incurred.

(t) Customer Liabilities

The Company recognizes transactions processed from customers but not yet confirmed as disbursed to the recipient by its disbursement partners as customer liabilities on the accompanying consolidated balance sheets.

(u) Income Taxes

The Company uses the asset and liability method to account for income taxes, which requires the recognition of deferred tax assets and liabilities for the expected future income tax consequences of events that have been recognized in the Company’s consolidated financial statements or tax returns. Deferred tax assets and liabilities are recognized based on temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the years in which the temporary differences are expected to reverse. Valuation allowances are established for deferred tax assets when the likelihood of the deferred tax assets not being realized exceeds the more likely than not criterion. The Company also provides reserves as necessary for uncertain tax positions taken on its tax filings. First, the Company determines if a tax position is more likely than not to be sustained upon audit solely based on technical merits, including resolution of related appeals or litigation processes, if any. Second, based on the largest amount of benefit, which is more likely than not to be realized on ultimate settlement, the Company recognizes any such differences as a liability. The Company includes in income tax expense any interest and penalties related to uncertain tax positions. For all periods presented, there are no uncertain tax positions.

(v) Concentration Risk

Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents, disbursement prefunding, customer funds receivable, restricted cash and short-term investments. The Company’s assets are placed with financial institutions throughout the world, which management assesses to be of high credit quality, in order to limit the exposure of each investment.

A relatively limited number of countries, as determined based on location of the recipient of the funds disbursed, account for a large percentage of the Company’s total revenue. For 2011 and 2012, the Philippines accounted for approximately 42% and 35% of the Company’s revenue, respectively. For the six months ended June 30, 2013, India accounted for approximately 34% of the Company’s revenue. The top three countries, India, Mexico and the Philippines, in the aggregate represented approximately 71%, 74%, 74% and 77% of the Company’s revenue for 2011, 2012, and the six months ended June 30, 2012 and 2013, respectively.

(w) Reclassification

Certain items in the prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation. These reclassifications did not impact any prior amounts of reported total assets, total liabilities, stockholders’ equity, or results of operations.

(x) Recently Issued and Adopted Accounting Pronouncements

There have been no new accounting pronouncements not yet effective that have significance, or potential significance, to the Company’s consolidated financial statements.

Short-term Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Short-term Investments

(3) Short-term Investments

Marketable securities, classified as available for sale, are stated at fair value. There were no other-than-temporary losses during any of the periods presented.

As of December 31, 2012, the Company’s short-term investments were $25.1 million, consisting of certificates of deposit of $1.0 million and marketable securities measured at fair value as follows (in thousands):

	December 31, 2012
	Amortized cost	Unrealized gains	Unrealized loss	Fair value
	(unaudited)
U.S. Agency notes	$3,856	$1	$—	$3,857
Corporate bonds	11,128	1	(3)	11,126
Commercial paper	9,142	—	—	9,142

Total Marketable Securities	$24,126	$2	$(3)	$24,125

As of June 30, 2013, the Company’s short-term investments were $61.6 million, consisting of certificates of deposit of $1.0 million and marketable securities measured at fair value as follows (in thousands):

	June 30, 2013
	Amortized cost	Unrealized gains	Unrealized loss	Fair value
	(unaudited)
U.S. Agency notes	$20,530	$1	$(6)	$20,525
Corporate bonds	28,554	2	(28)	28,528
Commercial paper	11,518	—	—	11,518

Total Marketable Securities	$60,602	$3	$(34)	$60,571

As of June 30, 2013 and December 31, 2012, there were no short-term investments with maturity dates greater than one year.

(3) Short-term Investments

Marketable securities, classified as available-for-sale, are stated at fair value. There were no other-than-temporary losses during any of the periods presented.

As of December 31, 2011, the Company’s short-term investments were $20.4 million, consisting of certificates of deposit of $1.6 million and marketable securities measured at fair value as follows (in thousands):

	December 31, 2011
	Amortized Cost	Unrealized Gains	Unrealized Loss	Fair Value
U.S. Treasury Notes	$403	$—	$—	$403
U.S. Agency Notes	3,441	—	—	3,441
Corporate bonds	10,210	1	(12)	10,199
Commercial paper	4,693	1	(1)	4,693

Total Marketable Securities	$18,747	$2	$(13)	$18,736

As of December 31, 2012, the Company’s short-term investments were $25.1 million, consisting of certificates of deposit of $1.0 million and marketable securities measured at fair value as follows (in thousands):

	December 31, 2012
	Amortized Cost	Unrealized Gains	Unrealized Loss	Fair Value
U.S. Treasury Notes	$3,856	$1	$—	$3,857
U.S. Agency Notes	11,128	1	(3)	11,126
Corporate bonds	9,142	—	—	9,142

Total Marketable Securities	$24,126	$2	$(3)	$24,125

As of December 31, 2011 and 2012, there were no short-term investments with maturity dates greater than one year.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements

(4) Fair Value Measurements

Fair value is an exit price, the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level. The Company’s marketable securities are stated at fair value utilizing the same hierarchy.

The following three levels of inputs are used to measure fair value:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include items where the determination of fair value requires significant management judgment or estimation.

The book value of the Company’s financial instruments not measured at fair value on a recurring basis, including cash, restricted cash, disbursement prefunding, customer funds receivables, line of credit and customer liabilities, approximates fair value due to the relatively short maturity, cash repayments or market interest rates of such instruments. The fair value of such financial instruments is determined using the income approach based on the present value of estimated future cash flows. The fair value of all of these instruments would be categorized as Level 2 of the fair value hierarchy, with the exception of cash which would be categorized as Level 1.

The Company’s cash equivalents and marketable securities that are measured at fair value on a recurring basis are classified as follows (in thousands):

	December 31, 2012			June 30, 2013
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
				(unaudited)
Cash and Cash Equivalents:
Money market funds	$14,055	$—	$—	$35,832	$—	$—
U.S. Agency notes	—	—	—	—	—	—
Corporate bonds	—	150	—	—	—	—
Commercial paper	—	1,400	—	—	1,300	—
Marketable Securities:
U.S. Agency notes	—	3,857	—	—	20,525	—
Corporate bonds	—	11,126	—	—	28,528	—
Commercial paper		9,142			11,518

	$14,055	$25,675	$—	$35,832	$61,871	$—

Financial instruments, which are traded in active markets, using quoted market prices for identical instruments are assigned a Level 1 under the fair value hierarchy. The Company obtains the fair value of its Level 2 financial instruments from a professional pricing service, which may use quoted market prices for identical or comparable instruments, or inputs other than quoted prices that are observable either directly or indirectly. The professional pricing service gathers quoted market prices and observable inputs for the Company’s financial instruments from a variety of industry data providers. The valuation techniques used to measure the fair value of Level 2 financial instruments were derived from nonbinding market consensus prices that are corroborated by observable market data, quoted market prices for similar instruments, or pricing models such as discounted cash flow techniques. There were no changes in the valuation techniques during any of the periods presented. To validate the reasonableness of fair values obtained from a professional pricing service, the Company performs several controls including periodic meetings with the pricing service and the Company’s custodians, obtaining the internal control reports of the pricing service and investigating any significant realized or unrealized gains or losses on its short-term investments. The Company believes that these controls coupled with the Company’s investment policy and the nature of its short-term investments sufficiently mitigate the Company’s valuation risk.

There were no transfers between Level 1 and Level 2 assets during any of the periods presented.

(4) Fair Value Measurements

Fair value is an exit price, the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level. The Company’s marketable securities are stated at fair value utilizing the same hierarchy.

The following are the three levels of inputs used to measure fair value:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include items where the determination of fair value requires significant management judgment or estimation.

The book value of the Company’s financial instruments not measured at fair value, including cash, certificates of deposit, restricted cash, disbursement prefunding, customer funds receivables, line of credit and customer liabilities approximates fair value due to the relatively short maturity, cash repayments or market interest rates of such instruments. The fair value of such financial instruments are determined using the income approach based on the present value of estimated future cash flows. The fair value of all of these instruments would be categorized as Level 2 of the fair value hierarchy, with the exception of cash and cash equivalents which would be categorized as Level 1.

The Company’s cash equivalents and marketable securities that are measured at fair value on a recurring basis are classified as follows (in thousands):

	December 31, 2011			December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash Equivalents:
Money market funds	$19,107	$—	$—	$14,055	$—	$—
U.S. Agency notes	—	125	—	—	—	—
Corporate bonds	—	505	—	—	150	—
Commercial paper	—	—	—	—	1,400	—

Marketable Securities:
U.S. Treasury notes	403	—	—	—	—	—
U.S. Agency notes	—	3,441	—	—	3,857	—
Corporate bonds	—	10,199	—	—	11,126	—
Commercial paper	—	4,693	—	—	9,142	—

	$19,510	$18,963	$—	$14,055	$25,675	$—

Financial instruments, which are traded in active markets, using quoted market prices for identical instruments are assigned a Level 1 under the fair value hierarchy. The Company obtains the fair value of its Level 2 financial instruments from a professional pricing service, which may use quoted market prices for identical or comparable instruments, or inputs other than quoted prices that are observable either directly or indirectly. The professional pricing service gathers quoted market prices and observable inputs for the Company’s financial instruments from a variety of industry data providers. The valuation techniques used to measure the fair value of Level 2 financial instruments were derived from nonbinding market consensus prices that are corroborated by observable market data, quoted market prices for similar instruments, or pricing models such as discounted cash flow techniques. There were no changes in the valuation techniques during any of the years presented.

To validate the reasonableness of fair values obtained from a professional pricing service, the Company performs several controls including periodic meetings with the pricing service and the Company’s custodians, obtaining the internal control reports of the pricing service and investigating any significant realized or unrealized gains or losses on its short-term investments. The Company believes that these controls coupled with the Company’s investment policy and the nature of its short-term investments sufficiently mitigate the Company’s valuation risk.

There were no transfers between Level 1 and Level 2 assets during any of the years presented.

Property, Equipment and Software, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Equipment and Software, Net

(5) Property, Equipment and Software, Net

The following is a summary of property, equipment and software at cost, less accumulated depreciation and amortization (in thousands):

	December 31, 2012	June 30, 2013
		(unaudited)
Office furniture and equipment	$3,517	$3,858
Software	2,932	3,441
Leasehold improvements	365	371

	6,814	7,670
Less: accumulated depreciation	(2,930)	(3,883)

	$3,884	$3,787

(5) Property, Equipment and Software, Net

The following is a summary of property, equipment and software at cost, less accumulated depreciation and amortization (in thousands):

	December 31,
	2011	2012
Office furniture and equipment	$1,795	$3,517
Software	1,939	2,932
Leasehold improvements	161	365

	3,895	6,814
Less: accumulated depreciation	(1,710)	(2,930)

	$2,185	$3,884

Depreciation and amortization expense of $276,000, $548,000 and $1,495,000 was recorded for the years ended December 31, 2010, 2011 and 2012, respectively.

Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Line of Credit

(7) Line of Credit

During the six months ended June 30, 2013, the Company borrowed $313.0 million and repaid $304.0 million under its line of credit. During the six months ended June 30, 2012, the Company borrowed $311.0 million and repaid $299.5 million under its line of credit.

In May 2013, the Company increased the outstanding letter of credit from $10.0 million to $15.0 million.

At June 30, 2013, the Company had $16.0 million available under its $80.0 million line of credit, reflecting $49.0 million outstanding under the line of credit and $15.0 million reserved under the standby letter of credit. The interest rate at June 30, 2013 and December 31, 2012 was 4.5%.

(6) Line of Credit

On October 8, 2009, the Company entered into a loan and security agreement (the Loan Agreement) with Silicon Valley Bank (SVB), which is also a stockholder of the Company. The Loan Agreement permitted the Company to borrow through October 7, 2010 up to $3.0 million. On October 29, 2010, the Company amended the Loan Agreement to permit the Company to borrow through October 6, 2011 up to $10.0 million. On August 2, 2011, October 27, 2011 and April 30 2012, the Company further amended this Loan Agreement to permit the Company to borrow through April 30, 2014 up to $20.0 million, $40.0 million and $60.0 million, respectively. On September 19, 2012, the Company amended the Loan Agreement to add Chinatrust Bank U.S.A. as a second lender and to permit the Company to borrow through September 2014 up to $80.0 million. The Loan Agreement bears interest at the greater of prime plus 1.25% or 4.50%. The interest rate at December 31, 2011 and 2012 was 4.50%. In 2012, the Company paid a commitment fee of $296,000. The Loan Agreement contains a $1.0 million early termination fee.

As part of the September 2012 amendment, the Company is required to pay monthly interest on the greater of the actual borrowings or $25.0 million. Since the Company’s intent is not to repay below the $25.0 million in the next twelve months, the Company has classified the $25.0 million of its line of credit as a non-current liability.

SVB also issued a standby letter of credit which satisfied the additional collateral requirement to maintain a license to operate in India. The standby letter of credit amount reduces the $80.0 million the Company is permitted to borrow under the Loan Agreement at December 31, 2012. In July 2012, the Company increased the outstanding standby letter of credit from $5.5 million to $10.0 million.

At December 31, 2012, the Company had $30.0 million available under this facility, reflecting $40.0 million outstanding under the line of credit and $10.0 million reserved under the standby letter of credit.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes

(8) Income Taxes

The income tax provision for the six months ended June 30, 2013 and 2012 was $134,000 and $2,000, respectively. The change is primarily due to increased amounts of income which puts the Company into a U.S. federal minimum tax. The Company provides for income taxes using an asset and liability approach, under which deferred income taxes are provided based upon enacted tax laws and rates applicable to periods in which the taxes become payable.

The Company is subject to income tax in U.S. federal and various state jurisdictions. Presently, there are no ongoing income tax examinations in the jurisdictions where the Company operates.

As of June 30, 2013, the Company remains on a full valuation allowance deferred tax asset position. The realization of the Company’s deferred tax assets depends primarily on its ability to generate sufficient U.S. taxable income in future periods. The amount of deferred tax assets considered realizable may increase or decrease in subsequent quarters as management reevaluates the underlying basis for the estimates of future domestic taxable income.

(7) Income Taxes

The provision for income taxes for each of the years ended December 31, 2010, 2011 and 2012 was $2,000.

The components of provision for income taxes for all years presented were as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Current tax provision:
Federal	$—	$—	$—
State	2	2	2
Deferred tax provision:	—	—	—
Federal	—	—	—

State	$2	$2	$2

A reconciliation of the statutory federal income tax rate of 34% to the actual tax rate is as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Tax computed at the statutory U.S. federal income tax rate	$(2,026)	$(1,486)	$(2,008)
Net operating loss carrryforwards	1,938	1,376	1,488
Stock-based compensation	79	109	517
Other	11	3	5

	$2	$2	$2

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s deferred tax assets were as follows (in thousands):

	Year Ended December 31,
	2011	2012
Assets:
Net operating loss carryforwards	$20,978	$22,331
Stock based compensation	378	663
Other	517	497

Gross deferred tax assets	21,873	23,491
Valuation allowance	(21,873)	(23,458)

Total deferred tax assets	—	33
Liabilities:
Property, equipment and software, net	—	(33)

Net deferred tax assets	$—	$—

The Company has deferred tax assets comprised primarily of net operating losses, stock-based compensation, accruals and reserves. The Company has not benefited from any of its deferred tax assets and has established a full valuation allowance. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management believes it is more likely than not that the deferred tax assets will not be realized; accordingly, a full valuation allowance has been established and no deferred tax asset and related tax benefit have been recognized in the accompanying consolidated financial statements.

As of December 31, 2012, the Company had net operating loss carryforwards for federal and state income tax purposes of approximately $56.6 million and $54.2 million, respectively. These net operating losses can be utilized to reduce future taxable income, if any. The federal net operating loss carryforwards expire beginning in 2022 through 2032 and the state net operating loss carryforwards begin to expire in 2013 through 2032. Utilization of the net operating loss carryforwards may be subject to substantial annual limitations due to ownership change provisions of the Internal Revenue Code of 1986, as amended and similar state provisions. The annual limitations may result in the expiration of net operating loss carryforwards before utilization.

As of December 31, 2012, the Company had no unrecognized tax benefits. No significant interest or penalties were recorded during the years ended December 31, 2010, 2011 and 2012.

Tax years from 2001 and forward remain open to examinations by federal and state authorities due to net operating loss carryforwards. The Company is currently not under examinations by the Internal Revenue Service or any other taxing authorities.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity

(8) Stockholders’ Equity

(a) Convertible Preferred Stock

In November 2011, the Company amended and restated its Articles of Incorporation to authorize an increase in the authorized number of Series F Preferred Stock and to change the number of authorized shares of its preferred and common stock.

Authorized and outstanding Series A, Series B, Series C, Series C-1, Series D, Series E and Series F convertible preferred stock (collectively, preferred stock) as of December 31, 2012 are as follows:

		Shares
Convertible Preferred Stock	Net Carrying Amount (In Thousands)	Authorized	Issued and Outstanding
Series A	$30	181,722	45,430
Series B	4,744	10,411,625	2,602,903
Series C	11,931	13,650,896	3,412,719
Series C-1	4,725	5,682,948	1,420,730
Series D	14,910	17,062,711	4,265,676
Series E	20,210	18,436,763	4,609,185
Series F	56,718	21,300,000	5,087,608

	$113,268	86,726,665	21,444,251

Each share of preferred stock is currently convertible into one common share. Each share of Series A, Series B, Series C, Series C-1, Series D, Series E and Series F preferred stock carries a liquidation preference of $0.80, $1.86, $3.52, $3.52, $3.52, $4.40 and $11.45 per share, respectively.

Dividends on the preferred stock of 8% of the per share liquidation preference are payable when and if declared by the Board of Directors. Dividends are not cumulative. The dividend requirements of the preferred stock must be satisfied prior to the payment of any dividends or distributions with respect to the Company’s common stock. Dividend rights for Series F, Series E and Series D (as a group) are senior to Series C-1 and Series C (as a group). Series C-1 and Series C (as a group) are senior to Series B, which is senior to Series A. Holders of preferred stock are entitled to voting rights equivalent to the number of common shares into which their shares are convertible. All preferred shares convert automatically to common shares immediately prior to the closing of a firm commitment underwritten initial public offering of the Company’s common stock that results in aggregate net proceeds of at least $20,000,000 or upon the written request from the holders of a majority of the preferred stock then outstanding.

Upon any liquidation event, the holders of Series F, Series E and Series D (as a group) shall be entitled to receive, on a pro-rata basis, any distribution of Company assets prior and in preference to Series C-1 and Series C (as a group), followed by Series B, then Series A, and then common stock.

In the event the assets of the Company are insufficient to permit payment to the holders, the assets available for liquidations will be distributed with equal priority and pro-rata first among the holders of Series F, Series E and Series D (as a group) in proportion to the full amount they would otherwise be entitled to receive, followed by Series C-1 and Series C (as a group), then Series B, then Series A. After the payment or setting aside for payment to the holders of preferred stock of the full amounts, the entire remaining assets of the Company available for distribution shall be distributed pro-rata to holders of the common stock.

None of the series of preferred stock is redeemable.

(b) Common Stock

In November 2011, the Company amended and restated its Articles of Incorporation to increase the authorized number of common shares to 135,000,000. Of these shares, 5,083,616 are issued and outstanding as of December 31, 2012.

(c) Election Rights

Election of the Board of Directors is divided among the outstanding classes of stock. The holders of Series D, voting as a separate class, are entitled to elect one member of the Board of Directors. The holders of Series C-1 and holders of Series C, voting as a single class, are entitled to elect one member of the Board of Directors. The holders of Series B, voting as a separate class, are entitled to elect one member of the Board of Directors. The holders of Series A and common stockholders, voting together as a single class, are entitled to elect one member of the Board of Directors. The holders of preferred stock and the holders of common stock, voting together as a single class, are entitled to elect one member of the Board of Directors. The common stockholders, voting as a separate class, are entitled to elect two members of the Board of Directors. Any additional members of the Board of Directors are elected by the common stockholders and preferred stockholders, voting together as a single class.

(d) Stock Option Plan

Under the 2010 Stock Option Plan (the 2010 Plan), which was an amendment and restatement of the Company’s prior option plan, the Company may grant incentive and nonqualified stock options to employees, directors and consultants of the Company at an option price not less than 85% of the fair value of the common stock at the date of grant. The fair value of the common stock is determined by the Board of Directors taking into account any independent third-party valuations performed during the period. Options vest according to the grant document. Options currently outstanding generally vest in equal amounts over periods not to exceed four or five years and have a maximum life of ten years. As of December 31, 2012, the Company was authorized to grant up to 8,187,500 shares underlying equity awards. There were 46,190 shares available for future grant as of December 31, 2012.

The weighted-average grant date fair value of options granted was $2.16, $1.76, and $3.92 per option for the years ended December 31, 2010, 2011 and 2012, respectively. No stock-based compensation cost was capitalized for any of the years presented as it was insignificant for all years presented.

No current income tax benefit has been recognized relating to stock-based compensation expense and no tax benefits realized from exercised stock options.

The Company utilizes the Black-Scholes model for valuing its stock options. This model utilizes several inputs including volatility, expected term, risk free interest rate and dividend yield. Volatility is based on an average of the historical volatilities of an index fund and industry peers with characteristics similar to those of the Company. The expected term of the options is determined using the “simplified” method due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options. The risk-free interest rate is based on the implied yield of U.S. Treasury zero coupon bonds with a term comparable to the expected option term. Since the Company currently has no history or expectation of paying dividends on its common stock, a dividend yield of zero was used. Expected forfeitures are based on the Company’s historical experience.

The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted in the Company’s consolidated financial statements:

	Year Ended December 31,
	2010	2011	2012
Expected term (in years)	6.2	5.8	6.3
Risk-free interest rate	2.90%	1.73%	1.26%
Dividend yield	None	None	None
Volatility rate	47%	39%	42%

The Company’s stock option activity and related information under the 2010 Plan was as follows:

	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Exercisable Weighted Average Exercise Price
Outstanding at December 31, 2011	4,278,806	$2.57	2,716,392	$1.56
Granted	2,578,821	9.28
Exercised	(56,367)	2.58
Forfeited	(70,740)	6.12

Outstanding at December 31, 2012	6,730,520	$5.10	3,352,116	$2.20

The summary of options outstanding as of December 31, 2012 is shown below:

	Outstanding Options		Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Number Exercisable	Weighted Average Remaining Contractual Life (Years)
$ 0.20	15,000	1.93	15,000	1.93
0.40	8,750	2.17	8,750	2.17
0.68	1,397,665	3.68	1,397,665	3.68
1.00	653,066	5.08	653,066	5.08
2.00	64,984	5.85	63,706	5.84
2.64	107,500	6.65	88,953	6.64
4.48	1,937,809	7.59	1,029,280	7.41
6.84	1,620,746	9.15	74,915	8.93
12.72	353,750	9.39	20,781	9.39
14.12	571,250	9.63	—	—

	6,730,520	7.13	3,352,116	5.36

As of December 31, 2012, there were 6,663,152 options that had vested or were expected to vest with a weighted-average exercise price of $5.08 and a weighted-average contractual life of 7.1 years.

The aggregate intrinsic value of options that had vested or were expected to vest was $17.1 million as of December 31, 2011. The aggregate intrinsic value of options that had vested or were expected to vest was $60.3 million as of December 31, 2012.

The aggregate intrinsic value of options outstanding was $18.3 million and the aggregate intrinsic value of options exercisable was $14.3 million as of December 31, 2011. The aggregate intrinsic value of options outstanding was $60.7 million and the aggregate intrinsic value of options exercisable was $40.0 million as of December 31, 2012.

The aggregate intrinsic value of options exercised was approximately $571,000, $373,000 and $503,000 for 2010, 2011 and 2012, respectively. The total fair value of options vested was approximately $347,000, $1,035,000, and $1,415,000 for 2010, 2011 and 2012, respectively.

As of December 31, 2012, there was $10.1 million of total unrecognized compensation expense related to option grants, which is expected to be recognized over a weighted-average period of 3.48 years.

The 2010 Plan permits certain option holders to exercise their options in advance of vesting. In the event that the employee fails to satisfy the required conditions for vesting of the option, as established in the original option award, the Company maintains the right to repurchase any nonvested shares at such time. Such shares are repurchased at a price equal to the exercise price paid. As of December 31, 2012, there were no such shares.

In December 2012, the Company’s board of directors and stockholders approved and adopted the 2012 Stock Option and Incentive Plan (the 2012 Plan). The 2012 Plan will be effective, and the 2010 Plan will be terminated, as of the closing of the Company’s initial public offering. The Company has initially reserved a number of shares of common stock for the issuance of awards under the 2012 Plan equal to the sum of (i) 3,000,000 shares, (ii) any remaining authorized but unissued shares in the 2010 Plan before such plan is terminated, and (iii) shares underlying grants issued under the 2010 Plan that are, after the termination of the 2010 Plan, forfeited, canceled or otherwise terminated.

(e) Stock Reserved

As of December 31, 2012, the Company has reserved 21,444,251 common shares for issuance on the conversion of preferred stock and an additional 6,812,488 common shares for issuance on the exercise of warrants or options to purchase common stock and for the options still available for grant.

Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrants

(10) Warrants

As of December 31, 2012, the Company had outstanding warrants to purchase 35,778 shares of common stock at a weighted-average exercise price of $4.84 per share. The warrants contained a customary cashless exercise feature, which allowed the warrant holder to pay the exercise price of the warrant by forfeiting a portion of the exercised warrant shares with a value equal to the aggregate exercise price. As part of the IPO, the warrants were exchanged for 24,955 shares of the Company’s common stock in a cashless exercise. As of June 30, 2013, the Company had no outstanding warrants.

(9) Warrants

During the year ended December 31, 2005, the Company issued warrants to purchase 284,378 shares of the Company’s Series C-l preferred stock, in association with the issue of Series C-1 preferred stock. The warrants had an exercise price of $3.52 per share and expired if not exercised by November 17, 2010. During the year ended December 31, 2010, the Company issued 283,223 shares of Series C-1 preferred stock upon the exercise of warrants, while the remaining 1,155 warrants expired unexercised.

During the year ended December 31, 2004, the Company issued warrants to purchase 26,946 shares of the Company’s common stock. The warrants have an exercise price of $0.20 per share and were scheduled to expire on November 15, 2011. During 2009, in connection with the Loan Agreement, the Company extended the expiration date of 10,778 of these common stock warrants to October 29, 2015. This extension resulted in $26,519 being recorded as prepaid fees to be amortized into expense over the line of credit term of one year. The Company has classified the warrants as equity in the consolidated balance sheet. During 2011, the Company issued 15,446 shares of common stock in connection with a cashless exercise of warrants.

In connection with the April amendment and extension of the Loan Agreement with SVB, the Company issued a warrant to purchase 25,000 shares of common stock at an exercise price of $6.84 per share in April 2012. The warrant has an expiration date of April 30, 2022. This resulted in $219,000 being recorded as prepaid fees to be amortized into expense over the line of credit term of two years. The Company has classified the value of the warrants within equity on the consolidated balance sheet.

As of December 31, 2012, there were warrants to purchase 35,778 shares of common stock outstanding.

Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings (Loss) Per Share

(11) Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing the net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings (loss) per share is computed using the weighted-average number shares of common stock outstanding during the period and, when dilutive, potential common shares outstanding during the period. Potential common shares consist of incremental shares issuable upon the assumed exercise of stock options, preferred stock and warrants. Diluted earnings (loss) per share is the same as basic earnings (loss) per share for the six months ended June 30, 2012 because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss in each of those periods.

The following table presents the calculation of earnings (loss) per share (in thousands, except per share data):

	Six Months Ended June 30,
	2012	2013
	(unaudited)
Basic earnings (loss) per share:
Numerator
Net income (loss)	$(2,106)	$4,011

Denominator
Weighted-average common shares	5,035	26,046

Basic earnings (loss) per share	$(0.42)	$0.15

Diluted earnings (loss) per share:
Numerator:
Net income (loss)	$(2,106)	$4,011

Denominator:
Weighted-average common shares	5,035	26,046

Weighted-average shares from convertible preferred stock	—	5,331
Effect of dilutive securities	—	4,488

Weighted-average common shares and equivalents	5,035	35,865

Diluted earnings (loss) per share	$(0.42)	$0.11

The following securities have been excluded from the calculation of diluted net earnings (loss) per share of common stock for the periods presented because including them would have been anti-dilutive (in thousands):

	Six Months Ended June 30,
	2013	2012
	(unaudited)
Common shares from convertible preferred stock	—	21,444
Common shares from common stock warrants	—	36
Stock options outstanding	355	6,242

Total common stock equivalents	355	27,722

(10) Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted loss per share is the same as basic loss per share for all years presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss.

The following table presents the calculation of basic and diluted net loss per share (in thousands, except per share data):

	Year Ended December 31, 2011
	2010	2011	2012
Numerator:
Net loss	$(5,959)	$(4,372)	$(5,854)

Denominator:
Weighted-average common shares	4,752	4,956	5,049
Basic and diluted loss per share	$(1.25)	$(0.88)	$(1.16)

The following securities have been excluded from the calculation of diluted net income per share of common stock for the years presented because including them would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2010	2011	2012
Common shares from convertible preferred stock	19,260	21,444	21,444
Common shares from common stock warrants	27	11	36
Stock options outstanding	3,739	4,278	6,731

Total common stock equivalents	23,026	25,733	28,211

Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan

(11) Employee Benefit Plan

Effective January 1, 2005, the Company implemented a 401(k) Plan for all employees over the age of 21. Participants may contribute up to 100% of their salary (during 2012, up to a maximum of $17,000 or $22,500 for participants over 50 years of age). Company matching is at the discretion of the Board of Directors.

The employee benefit plan also provides a profit sharing component where the Company can make a discretionary contribution to the 401(k) Plan, which is allocated based on the compensation of eligible employees. The 401(k) Plan also provides for qualified non-elective contributions where the Company can make a discretionary contribution in order to pass various nondiscretionary tests for the 401(k) portion of the employee benefit plan. This contribution is allocated to eligible non-highly compensated employee in reverse order based on compensation. No Company contributions were made to the 401(k) Plan in 2010, 2011 or 2012.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

(12) Commitments and Contingencies

(a) Operating Leases

The Company conducts operations from leased facilities under operating leases, which extend through October 31, 2016.

Future minimum lease payments under the noncancelable operating leases at December 31, 2012 were as follows (in thousands):

2013	$1,233
2014	1,302
2015	1,314
2016	1,103

Rental expense for 2010, 2011 and 2012 amounted to $442,000, $524,000 and $876,000, respectively.

(b) Litigation

On February 23, 2011, the Company filed a lawsuit in federal court in the Northern District of California against Motorola Mobility, Inc. and other affiliated companies (together, Motorola) alleging trademark infringement and other related claims, stemming from Motorola’s use of the name “XOOM” in connection with its wireless tablet devices and related accessories. Following the filing of the complaint, the Company and Motorola engaged in confidential settlement discussions. On October 28, 2011, the Company formally served Motorola with the complaint.

The Company is not a party to any other material pending legal proceedings. The Company is also involved from time to time in various legal proceedings in the normal course of business that individually or in the aggregate would not have a material effect on its results of operations or financial position.

Subsequent Event	6 Months Ended
Jun. 30, 2013
Subsequent Event

(13) Subsequent Event

The Company further amended its line of credit in August 2013 to increase the available borrowing amounts temporarily from $80.0 million to $100.0 million until December 31, 2013.

Business and Basis of Presentation	6 Months Ended
Jun. 30, 2013
Business and Basis of Presentation

(1) Business and Basis of Presentation

Xoom Corporation and its subsidiary (together, “Xoom” or the “Company”) is a pioneer and leader in the digital consumer-to-consumer international money transfer industry. Xoom provides its customers with fast and convenient ways to send money to friends and family in 30 countries using their bank account, credit card, or debit card.

Xoom was incorporated in California in June 2001 and reincorporated in Delaware in November 2012. The Company’s corporate headquarters is located in San Francisco, California.

On February 21, 2013, Xoom completed its initial public offering (“IPO”) whereby 7,273,750 shares of common stock were sold to the public (inclusive of 948,750 shares of common stock sold by the Company pursuant to the full exercise of an overallotment option granted to the underwriters and 1,104,107 shares of common stock sold by selling stockholders) at a price of $16.00 per share. The aggregate net proceeds received by the Company from the offering were $88.4 million, net of underwriting discounts and commissions and offering expenses payable by Xoom. Immediately prior to the closing of the IPO, all shares of the Company’s outstanding convertible preferred stock automatically converted into 21,444,251 shares of common stock.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, they do not include all of the information and notes required by GAAP for annual financial statements. In the opinion of management, all adjustments consisting of normal and recurring entries considered necessary for a fair presentation of the results for the interim periods presented have been included. All significant intercompany balances and transactions have been eliminated. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts in the financial statements and accompanying notes. These estimates are based on information available as of the date of the unaudited condensed consolidated financial statements. Therefore, actual results could differ from those estimates. Interim results are not necessarily indicative of the results for a full year. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included herein. There have been no changes in the significant accounting policies from those that were disclosed in the audited consolidated financial statements for 2012 included in the Prospectus.

Certain items in the prior period’s consolidated financial statements have been reclassified to conform to the current period’s presentation. These reclassifications did not impact any prior amounts of reported total assets, total liabilities, stockholders’ equity or results of operations.

Recently Issued Accounting Pronouncements	6 Months Ended
Jun. 30, 2013
Recently Issued Accounting Pronouncements

(2) Recently Issued Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board amended the authoritative guidance related to comprehensive income. This update requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The update is effective for fiscal years and interim periods beginning after December 15, 2012. The adoption of this new standard does not currently have a material impact on the Company’s consolidated financial statements.

Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2013
Accounts Payable and Accrued Expenses

(6) Accounts Payable and Accrued Expenses

The following is a summary of accounts payable and accrued expenses (in thousands):

	December 31, 2012	June 30, 2013
		(unaudited)
Accounts payable	$1,076	$1,411
Accrued processing and disbursement costs	1,055	1,720
Accrued marketing expense	708	1,448
Other accrued expenses	4,311	3,657

	$7,150	$8,236

The Company is exposed to transaction losses due to fraud, as well as nonperformance of third parties and customers. The Company establishes reserves for such losses based on historical trends and any specific risks identified in processing customer transactions. Recoveries are reflected as a reduction in the reserve for transaction losses when the recovery occurs. This reserve is included in accounts payable and accrued expenses on the accompanying condensed consolidated balance sheets. The following table summarizes the Company’s reserve for transaction losses for the following period (in thousands, unaudited):

Balance at December 31, 2012	Additions to Expense	Losses Incurred	Balance at June 30, 2013
$547	$6,159	$(5,857)	$849

Stock-based Compensation	6 Months Ended
Jun. 30, 2013
Stock-based Compensation

(9) Stock-based Compensation

The fair value for options granted was estimated at the date of the grant using a Black-Scholes option-pricing model. The weighted-average grant date fair value of options granted was $8.98 and $3.35 for the six months ended June 30, 2013 and 2012, respectively. The following table presents the weighted-average assumptions for options granted during the periods presented:

	Six Months Ended June 30,
	2012	2013
	(unaudited)
Expected term (in years)	6.3	6.2
Risk-free interest rate	1.37%	1.02%
Dividend yield	None	None
Volatility rate	42%	44%

The following table presents the effects of stock based compensation on the Company’s condensed consolidated statement of operations during the periods presented (in thousands):

	Six Months Ended June 30,
	2012	2013
	(unaudited)
Stock-based compensation expense:
Marketing	$117	$198
Technology and development	318	522
Customer service and operations	109	184
General and administrative	464	833

Stock option activity and related information during the period indicated was as follows (unaudited):

	Options Outstanding	Weighted- Average Exercise Price	Options Exercisable	Exercisable Weighted- Average Exercise Price
Outstanding at December 31, 2012	6,730,520	$5.10	3,352,116	$2.20
Granted	354,250	20.82
Exercised	(265,560)	2.02
Forfeited	(88,749)	10.34

Outstanding at June 30, 2013	6,730,461	$5.98	3,694,041	$2.94

On May 31, 2013, the Company granted 6,056 shares of unrestricted stock to certain non-employee directors of the Company who elected to receive their annual retainer in the form of Company stock in accordance with the Company’s Non-Employee Director Compensation Policy. These unrestricted stock awards were granted under the 2012 Stock Option and Incentive Plan and were fully vested on the date of grant.

As of June 30, 2013, there were 6,669,575 options that had vested and are expected to vest with a weighted-average exercise price of $5.95 and a weighted-average contractual life of 6.8 years. As of December 31, 2012, there were 6,663,152 options that had vested and were expected to vest with a weighted-average exercise price of $5.08 and a weighted-average contractual life of 7.1 years.

The aggregate intrinsic value of options outstanding was $114.0 million and the aggregate intrinsic value of options exercisable was $73.8 million as of June 30, 2013.

The total intrinsic value of options exercised was approximately $4.0 million and $86,000 for the six months ended June 30, 2013 and 2012, respectively.

The total fair value of options vested was approximately $1.9 million and $563,000 for the six months ended June 30, 2013 and 2012, respectively.

As of June 30, 2013, there was $11.3 million of total unrecognized compensation expense related to option grants, which is expected to be recognized over a weighted-average period of 3.22 years.

Legal Proceedings	6 Months Ended
Jun. 30, 2013
Legal Proceedings

(12) Legal Proceedings

In February 2011, the Company filed a lawsuit in federal court in the Northern District of California against Motorola Mobility, Inc. and other affiliated companies (together, “Motorola”) alleging trademark infringement and other related claims, stemming from Motorola’s use of the name “XOOM” in connection with its wireless tablet devices and related accessories. In July 2013, the Company and Motorola (together, the “Parties”) entered into a confidential settlement agreement. As a result of the settlement, the matter has been resolved to the satisfaction of the Parties, and Motorola will phase out its use of the “XOOM” brand. The settlement did not have a significant impact on the financial position of the Company or its financial statements.

The Company is not a party to any other material pending legal proceedings. The Company may also be involved from time to time in various legal proceedings in the normal course of business.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles of Consolidation

(a) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Xoom and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates

(b) Use of Estimates

The preparation of consolidated financial statements is in conformity with accounting principles generally accepted in the United States of America (GAAP). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include, but are not limited to, reserve for transaction losses, valuation of stock-based compensation, fair value of marketable securities, certain accrued expenses and realizability of deferred tax assets. Actual results could differ from those estimates.

Capital Structure

(c) Capital Structure

On December 7, 2012, the Board approved a 1-for-4 reverse stock split of the Company’s preferred stock and common stock to be effective prior to the effectiveness of the registration statement for the Company’s initial public offering. Upon the reverse stock split, every four shares of outstanding preferred stock and common stock will decrease to one share of preferred stock and common stock, respectively, the number of shares of common stock into which each outstanding option and warrant to purchase common stock is exercisable will decrease on a 1-for-4 basis and the exercise price of each outstanding option and warrant to purchase common stock will proportionately increase. All of the share numbers, share prices and exercise prices have been adjusted within the consolidated financial statements, on a retroactive basis, to reflect this 1-for-4 reverse stock split.

On December 7, 2012, the Board also approved the Company’s Amended and Restated Certificate of Incorporation to be effective immediately prior to the closing of the Company’s initial public offering. Under the Amended and Restated Certificate of Incorporation, authorized capital stock will consist of 500,000,000 shares of common stock, par value $0.0001 per share, and 25,000,000 shares of preferred stock, par value $0.0001 per share, all of which shares of preferred stock will be undesignated.

Segments

(d) Segments

The Company’s chief operating decision maker (CODM), its Chief Executive Officer, reviews financial information for the Company on a consolidated basis. The Company manages its business on the basis of one operating segment. The Company’s principal operations and decision-making functions are located in the United States.

Revenue Recognition

(e) Revenue Recognition

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) services have been rendered to the customer, (iii) the fee is fixed or determinable and (iv) collectability is reasonably assured. The Company’s revenue is derived from transaction fees charged to customers and foreign exchange spreads on transactions where the payout currency is other than U.S. dollars. Revenue is derived from each transaction and may vary based on the size of the transaction, the funding method used, the currency to be ultimately disbursed and the countries to which the funds are transferred. Revenue is recognized when the transaction is processed by the Company and is net of cancellations and refunds.

Cost of Revenue

(f) Cost of Revenue

Cost of revenue includes fees paid to disbursement partners for paying funds to the recipient and fees paid to payment processors for funding transactions. In addition, cost of revenue includes provisions for transaction losses and the costs of certain promotional activities to acquire new customers.

Reserve for Transaction Losses

(g) Reserve for Transaction Losses

The Company is exposed to transaction losses due to fraud, as well as nonperformance of third parties and customers. The Company establishes reserves for such losses based on historical trends and any specific risks identified in processing customer transactions. Recoveries are reflected as a reduction in the reserve for transaction losses when the recovery occurs. This reserve is included in accounts payable and accrued expenses on the accompanying consolidated balance sheets. The following table summarizes the Company’s reserve for transaction losses for the following years (in thousands):

	Balance at Beginning of Year	Additions to Expense	Losses Incurred	Balance at End of Year
December 31, 2010	$1,084	$1,823	$(2,611)	$296
December 31, 2011	296	5,372	(4,894)	774
December 31, 2012	774	7,722	(7,949)	547

During 2010, the Company revised the percentage with which it was recording its reserve, which resulted in a reduction of $0.9 million in the provision for transaction losses in the accompanying consolidated statements of operations. This revision was a result of lower than expected transaction losses. This revision was accounted for as a change in estimate.

Marketing

(h) Marketing

Marketing expense consists of business development costs, television, print, online and promotional advertising, as well as employee compensation and related costs to support the marketing process. The Company expenses advertising costs in the period in which they are incurred. Advertising costs amounted to $9.4 million, $11.6 million and $17.9 million for the years ended December 31, 2010, 2011 and 2012, respectively.

During 2011, the Company introduced a new Refer-A-Friend incentive program where the referrer receives either a cash-type or non-cash award and the referee receives a non-cash award. Cash-type awards are considered to be cash-type because the referrer could use them as cash. The amount related to the referee is classified as cost of revenue for non-cash awards. Awards provided to the referrer are recorded in marketing expense as these payments are a reward for bringing a new customer to Xoom.

Technology and Development

(i) Technology and Development

Technology and development expense includes employee compensation and related costs, professional services and consulting expenses, costs associated with the development of new technologies and the enhancement of existing technologies and amortization of capitalized internally developed software.

Customer Service and Operations

(j) Customer Service and Operations

Customer service and operations expense includes costs for outsourced customer call centers, compensation for the Company’s employees who support customer service calls, costs incurred for fraud detection, compliance operations and maintenance costs related to the Company’s outsourced customer call centers.

Stock-Based Compensation

(k) Stock-Based Compensation

Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized on a straight-line basis over the requisite service period of the award, which is the vesting period.

Net Loss Per Share

(l) Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including stock options, warrants and convertible preferred stock, to the extent dilutive. Due to net losses for all the years presented, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.

Cash and Cash Equivalents	(m) Cash and Cash Equivalents Cash equivalents consist of highly liquid short-term investments with original maturities of three months or less at the time of purchase.
Restricted Cash

(n) Restricted Cash

The Company has relationships with certain payment processors. These processors are responsible for processing the Company’s ACH and credit card payments and are distinct from the Company’s disbursement partners discussed in Note 2 (p) below. These processors require the Company to maintain certain restricted cash balances as collateral throughout the term of the processor arrangement. During 2012, the Company integrated a new ACH payment processor and increased the gross sending volume with an existing ACH payment processor which required the Company to restrict an additional $7.0 million of its cash as collateral.

The Company is also required to maintain a restricted cash balance in connection with its license to operate in India. In accordance with the licensing rules in India, this balance is legally restricted and is held at a large financial institution in India. During 2012, the Company was required to restrict an additional $600,000 of its cash as collateral in India.

Short-term Investments

(p) Short-term Investments

Short-term investments consist of certificates of deposit, commercial paper, corporate bonds, U.S. Treasury and Agency Notes with original maturities of 12 months or less. All of the Company’s short-term investments other than certificates of deposit are accounted for as marketable securities and are considered to be available-for-sale and are recorded at fair value. Unrealized gains and losses are recorded as part of other comprehensive income (loss). Realized gains and losses and declines in value judged to be other-than-temporary on available-for-sale securities and credit losses are recorded in interest income in the consolidated statements of operations when incurred. Gains and losses on sale of securities are determined on the specific-identification method. The Company’s certificates of deposit are accounted for as a cash deposit with an original maturity in excess of 90 days and are recorded as a short-term investment.

Customer Funds Receivable

(q) Customer Funds Receivable

When customers fund their transactions using their bank accounts or credit or debit cards, there is a clearing period before the cash is received from the payment processors by the Company, usually one to two business days. Hence, these funds are treated as a receivable until the cash is received by the Company. The Company does not maintain a reserve for doubtful accounts as historical losses have not been material.

Property, Equipment and Software

(r) Property, Equipment and Software

Property, equipment and software is stated at cost, less accumulated depreciation and amortization. Depreciation and amortization expense is computed over the estimated economic useful life of the assets, between two to five years, using the straight-line method. Leasehold improvements are stated at cost and are amortized on a straight-line basis over the shorter of their estimated useful life or the lease term.

Website and Internal-Use Software Development Costs

(s) Website and Internal-Use Software Development Costs

The Company’s capitalization of website and internal-use software development costs begins in the application development stage and ends when the asset is placed into service. The Company amortizes such costs using the straight-line method over estimated useful lives, which generally approximates two to three years. Amortization of website and internal-use software development costs is included in technology and development in the accompanying consolidated statements of operations. These costs are a combination of internal compensation costs of the Company’s engineering time and costs of outside consultants and primarily relate to the development of specific enhancements such as the development of the Company’s mobile application. The Company capitalized $256,000 and $594,000 in website and internal-use software development costs for the years ended December 31, 2011 and 2012, respectively. Prior to 2011, costs incurred during the application development stage were not significant and were expensed as incurred.

Customer Liabilities

(t) Customer Liabilities

The Company recognizes transactions processed from customers but not yet confirmed as disbursed to the recipient by its disbursement partners as customer liabilities on the accompanying consolidated balance sheets.

Income Taxes

(u) Income Taxes

The Company uses the asset and liability method to account for income taxes, which requires the recognition of deferred tax assets and liabilities for the expected future income tax consequences of events that have been recognized in the Company’s consolidated financial statements or tax returns. Deferred tax assets and liabilities are recognized based on temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the years in which the temporary differences are expected to reverse. Valuation allowances are established for deferred tax assets when the likelihood of the deferred tax assets not being realized exceeds the more likely than not criterion. The Company also provides reserves as necessary for uncertain tax positions taken on its tax filings. First, the Company determines if a tax position is more likely than not to be sustained upon audit solely based on technical merits, including resolution of related appeals or litigation processes, if any. Second, based on the largest amount of benefit, which is more likely than not to be realized on ultimate settlement, the Company recognizes any such differences as a liability. The Company includes in income tax expense any interest and penalties related to uncertain tax positions. For all periods presented, there are no uncertain tax positions.

Concentration Risk

(v) Concentration Risk

Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents, disbursement prefunding, customer funds receivable, restricted cash and short-term investments. The Company’s assets are placed with financial institutions throughout the world, which management assesses to be of high credit quality, in order to limit the exposure of each investment.

A relatively limited number of countries, as determined based on location of the recipient of the funds disbursed, account for a large percentage of the Company’s total revenue. For 2011 and 2012, the Philippines accounted for approximately 42% and 35% of the Company’s revenue, respectively. For the six months ended June 30, 2013, India accounted for approximately 34% of the Company’s revenue. The top three countries, India, Mexico and the Philippines, in the aggregate represented approximately 71%, 74%, 74% and 77% of the Company’s revenue for 2011, 2012, and the six months ended June 30, 2012 and 2013, respectively.

Reclassification

(w) Reclassification

Certain items in the prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation. These reclassifications did not impact any prior amounts of reported total assets, total liabilities, stockholders’ equity, or results of operations.

Recently Issued and Adopted Accounting Pronouncements

(x) Recently Issued and Adopted Accounting Pronouncements

There have been no new accounting pronouncements not yet effective that have significance, or potential significance, to the Company’s consolidated financial statements.

Accounts Payable and Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Reserve for Transaction Losses

The following table summarizes the Company’s reserve for transaction losses for the following period (in thousands, unaudited):

Balance at December 31, 2012	Additions to Expense	Losses Incurred	Balance at June 30, 2013
$547	$6,159	$(5,857)	$849

The following table summarizes the Company’s reserve for transaction losses for the following years (in thousands):

	Balance at Beginning of Year	Additions to Expense	Losses Incurred	Balance at End of Year
December 31, 2010	$1,084	$1,823	$(2,611)	$296
December 31, 2011	296	5,372	(4,894)	774
December 31, 2012	774	7,722	(7,949)	547

Summary of Accounts Payable and Accrued Expenses

The following is a summary of accounts payable and accrued expenses (in thousands):

	December 31, 2012	June 30, 2013
		(unaudited)
Accounts payable	$1,076	$1,411
Accrued processing and disbursement costs	1,055	1,720
Accrued marketing expense	708	1,448
Other accrued expenses	4,311	3,657

	$7,150	$8,236

Short-term Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Marketable Securities Measured at Fair Value

As of December 31, 2012, the Company’s short-term investments were $25.1 million, consisting of certificates of deposit of $1.0 million and marketable securities measured at fair value as follows (in thousands):

	December 31, 2012
	Amortized cost	Unrealized gains	Unrealized loss	Fair value
	(unaudited)
U.S. Agency notes	$3,856	$1	$—	$3,857
Corporate bonds	11,128	1	(3)	11,126
Commercial paper	9,142	—	—	9,142

Total Marketable Securities	$24,126	$2	$(3)	$24,125

As of June 30, 2013, the Company’s short-term investments were $61.6 million, consisting of certificates of deposit of $1.0 million and marketable securities measured at fair value as follows (in thousands):

	June 30, 2013
	Amortized cost	Unrealized gains	Unrealized loss	Fair value
	(unaudited)
U.S. Agency notes	$20,530	$1	$(6)	$20,525
Corporate bonds	28,554	2	(28)	28,528
Commercial paper	11,518	—	—	11,518

Total Marketable Securities	$60,602	$3	$(34)	$60,571

As of December 31, 2011, the Company’s short-term investments were $20.4 million, consisting of certificates of deposit of $1.6 million and marketable securities measured at fair value as follows (in thousands):

	December 31, 2011
	Amortized Cost	Unrealized Gains	Unrealized Loss	Fair Value
U.S. Treasury Notes	$403	$—	$—	$403
U.S. Agency Notes	3,441	—	—	3,441
Corporate bonds	10,210	1	(12)	10,199
Commercial paper	4,693	1	(1)	4,693

Total Marketable Securities	$18,747	$2	$(13)	$18,736

As of December 31, 2012, the Company’s short-term investments were $25.1 million, consisting of certificates of deposit of $1.0 million and marketable securities measured at fair value as follows (in thousands):

	December 31, 2012
	Amortized Cost	Unrealized Gains	Unrealized Loss	Fair Value
U.S. Treasury Notes	$3,856	$1	$—	$3,857
U.S. Agency Notes	11,128	1	(3)	11,126
Corporate bonds	9,142	—	—	9,142

Total Marketable Securities	$24,126	$2	$(3)	$24,125

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Cash and Cash Equivalents and Marketable Securities, Measured at Fair Value on Recurring Basis

The Company’s cash equivalents and marketable securities that are measured at fair value on a recurring basis are classified as follows (in thousands):

	December 31, 2012			June 30, 2013
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
				(unaudited)
Cash and Cash Equivalents:
Money market funds	$14,055	$—	$—	$35,832	$—	$—
U.S. Agency notes	—	—	—	—	—	—
Corporate bonds	—	150	—	—	—	—
Commercial paper	—	1,400	—	—	1,300	—
Marketable Securities:
U.S. Agency notes	—	3,857	—	—	20,525	—
Corporate bonds	—	11,126	—	—	28,528	—
Commercial paper		9,142			11,518

	$14,055	$25,675	$—	$35,832	$61,871	$—

The Company’s cash equivalents and marketable securities that are measured at fair value on a recurring basis are classified as follows (in thousands):

	December 31, 2011			December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash Equivalents:
Money market funds	$19,107	$—	$—	$14,055	$—	$—
U.S. Agency notes	—	125	—	—	—	—
Corporate bonds	—	505	—	—	150	—
Commercial paper	—	—	—	—	1,400	—

Marketable Securities:
U.S. Treasury notes	403	—	—	—	—	—
U.S. Agency notes	—	3,441	—	—	3,857	—
Corporate bonds	—	10,199	—	—	11,126	—
Commercial paper	—	4,693	—	—	9,142	—

	$19,510	$18,963	$—	$14,055	$25,675	$—

Property, Equipment and Software, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Property Equipment and Software

The following is a summary of property, equipment and software at cost, less accumulated depreciation and amortization (in thousands):

	December 31, 2012	June 30, 2013
		(unaudited)
Office furniture and equipment	$3,517	$3,858
Software	2,932	3,441
Leasehold improvements	365	371

	6,814	7,670
Less: accumulated depreciation	(2,930)	(3,883)

	$3,884	$3,787

The following is a summary of property, equipment and software at cost, less accumulated depreciation and amortization (in thousands):

	December 31,
	2011	2012
Office furniture and equipment	$1,795	$3,517
Software	1,939	2,932
Leasehold improvements	161	365

	3,895	6,814
Less: accumulated depreciation	(1,710)	(2,930)

	$2,185	$3,884

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Provision for Income Taxes

The components of provision for income taxes for all years presented were as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Current tax provision:
Federal	$—	$—	$—
State	2	2	2
Deferred tax provision:	—	—	—
Federal	—	—	—

State	$2	$2	$2

Reconciliation of Statutory Federal Income Tax Rate to Actual Tax Rate

A reconciliation of the statutory federal income tax rate of 34% to the actual tax rate is as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Tax computed at the statutory U.S. federal income tax rate	$(2,026)	$(1,486)	$(2,008)
Net operating loss carrryforwards	1,938	1,376	1,488
Stock-based compensation	79	109	517
Other	11	3	5

	$2	$2	$2

Company's Deferred Tax Assets Components

The components of the Company’s deferred tax assets were as follows (in thousands):

	Year Ended December 31,
	2011	2012
Assets:
Net operating loss carryforwards	$20,978	$22,331
Stock based compensation	378	663
Other	517	497

Gross deferred tax assets	21,873	23,491
Valuation allowance	(21,873)	(23,458)

Total deferred tax assets	—	33
Liabilities:
Property, equipment and software, net	—	(33)

Net deferred tax assets	$—	$—

Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Authorized and Outstanding Convertible Preferred Stock

Authorized and outstanding Series A, Series B, Series C, Series C-1, Series D, Series E and Series F convertible preferred stock (collectively, preferred stock) as of December 31, 2012 are as follows:

		Shares
Convertible Preferred Stock	Net Carrying Amount (In Thousands)	Authorized	Issued and Outstanding
Series A	$30	181,722	45,430
Series B	4,744	10,411,625	2,602,903
Series C	11,931	13,650,896	3,412,719
Series C-1	4,725	5,682,948	1,420,730
Series D	14,910	17,062,711	4,265,676
Series E	20,210	18,436,763	4,609,185
Series F	56,718	21,300,000	5,087,608

	$113,268	86,726,665	21,444,251

Weighted Average Assumptions for Options Granted

The following table presents the weighted-average assumptions for options granted during the periods presented:

	Six Months Ended June 30,
	2012	2013
	(unaudited)
Expected term (in years)	6.3	6.2
Risk-free interest rate	1.37%	1.02%
Dividend yield	None	None
Volatility rate	42%	44%

The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted in the Company’s consolidated financial statements:

	Year Ended December 31,
	2010	2011	2012
Expected term (in years)	6.2	5.8	6.3
Risk-free interest rate	2.90%	1.73%	1.26%
Dividend yield	None	None	None
Volatility rate	47%	39%	42%

Stock Option Activity and Related Information

Stock option activity and related information during the period indicated was as follows (unaudited):

	Options Outstanding	Weighted- Average Exercise Price	Options Exercisable	Exercisable Weighted- Average Exercise Price
Outstanding at December 31, 2012	6,730,520	$5.10	3,352,116	$2.20
Granted	354,250	20.82
Exercised	(265,560)	2.02
Forfeited	(88,749)	10.34

Outstanding at June 30, 2013	6,730,461	$5.98	3,694,041	$2.94

The Company’s stock option activity and related information under the 2010 Plan was as follows:

	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Exercisable Weighted Average Exercise Price
Outstanding at December 31, 2011	4,278,806	$2.57	2,716,392	$1.56
Granted	2,578,821	9.28
Exercised	(56,367)	2.58
Forfeited	(70,740)	6.12

Outstanding at December 31, 2012	6,730,520	$5.10	3,352,116	$2.20

Summary of Options Outstanding

The summary of options outstanding as of December 31, 2012 is shown below:

	Outstanding Options		Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Number Exercisable	Weighted Average Remaining Contractual Life (Years)
$ 0.20	15,000	1.93	15,000	1.93
0.40	8,750	2.17	8,750	2.17
0.68	1,397,665	3.68	1,397,665	3.68
1.00	653,066	5.08	653,066	5.08
2.00	64,984	5.85	63,706	5.84
2.64	107,500	6.65	88,953	6.64
4.48	1,937,809	7.59	1,029,280	7.41
6.84	1,620,746	9.15	74,915	8.93
12.72	353,750	9.39	20,781	9.39
14.12	571,250	9.63	—	—

	6,730,520	7.13	3,352,116	5.36

Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basic and Diluted Net loss per share Calculation

The following table presents the calculation of earnings (loss) per share (in thousands, except per share data):

	Six Months Ended June 30,
	2012	2013
	(unaudited)
Basic earnings (loss) per share:
Numerator
Net income (loss)	$(2,106)	$4,011

Denominator
Weighted-average common shares	5,035	26,046

Basic earnings (loss) per share	$(0.42)	$0.15

Diluted earnings (loss) per share:
Numerator:
Net income (loss)	$(2,106)	$4,011

Denominator:
Weighted-average common shares	5,035	26,046

Weighted-average shares from convertible preferred stock	—	5,331
Effect of dilutive securities	—	4,488

Weighted-average common shares and equivalents	5,035	35,865

Diluted earnings (loss) per share	$(0.42)	$0.11

The following table presents the calculation of basic and diluted net loss per share (in thousands, except per share data):

	Year Ended December 31, 2011
	2010	2011	2012
Numerator:
Net loss	$(5,959)	$(4,372)	$(5,854)

Denominator:
Weighted-average common shares	4,752	4,956	5,049
Basic and diluted loss per share	$(1.25)	$(0.88)	$(1.16)

Securities Excluded from Calculation of Diluted Net Earnings (Loss) Per Share

The following securities have been excluded from the calculation of diluted net earnings (loss) per share of common stock for the periods presented because including them would have been anti-dilutive (in thousands):

	Six Months Ended June 30,
	2013	2012
	(unaudited)
Common shares from convertible preferred stock	—	21,444
Common shares from common stock warrants	—	36
Stock options outstanding	355	6,242

Total common stock equivalents	355	27,722

The following securities have been excluded from the calculation of diluted net income per share of common stock for the years presented because including them would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2010	2011	2012
Common shares from convertible preferred stock	19,260	21,444	21,444
Common shares from common stock warrants	27	11	36
Stock options outstanding	3,739	4,278	6,731

Total common stock equivalents	23,026	25,733	28,211

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments under NonCancelable Operating Leases	Future minimum lease payments under the noncancelable operating leases at December 31, 2012 were as follows (in thousands):

2013	$1,233
2014	1,302
2015	1,314
2016	1,103

Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Effects of Stock Based Compensation on Condensed Consolidated Statement of Operations

The following table presents the effects of stock based compensation on the Company’s condensed consolidated statement of operations during the periods presented (in thousands):

	Six Months Ended June 30,
	2012	2013
	(unaudited)
Stock-based compensation expense:
Marketing	$117	$198
Technology and development	318	522
Customer service and operations	109	184
General and administrative	464	833

Organization and Description of Business - Additional Information (Detail)	Jun. 30, 2013 Country	Dec. 31, 2012 Country
Number of countries in which company provides services	30	30

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended
	Dec. 07, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Nov. 30, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 INDIA	Jun. 30, 2013 INDIA Geographic Concentration Risk	Dec. 31, 2012 PHILIPPINES Geographic Concentration Risk	Dec. 31, 2011 PHILIPPINES Geographic Concentration Risk	Jun. 30, 2013 India, Mexico and the Philippines Geographic Concentration Risk	Jun. 30, 2012 India, Mexico and the Philippines Geographic Concentration Risk	Dec. 31, 2012 India, Mexico and the Philippines Geographic Concentration Risk	Dec. 31, 2011 India, Mexico and the Philippines Geographic Concentration Risk	Dec. 31, 2010 Reserve for Transaction Losses
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio	0.25
Authorized common stock	500,000,000	135,000,000	135,000,000		500,000,000	135,000,000
Authorized common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Authorized preferred stock	25,000,000	86,726,665	86,726,665		0
Authorized preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Number of operating segments		1
Reduction in the provision for transaction losses																	$ (900,000)
Advertising cost		17,900,000	11,600,000	9,400,000
Additional cash restricted as collateral		7,000,000							600,000
Estimated economic useful life of assets							2 years	5 years
Website and internal-use software development costs, estimated useful lives							2 years	3 years
Capitalized website and internal-use software development costs		$ 594,000	$ 256,000
Percentage Of Company Revenue										34.00%	35.00%	42.00%	77.00%	74.00%	74.00%	71.00%

Reserve for Transaction Losses (Detail) (Reserve for Transaction Losses, USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reserve for Transaction Losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 547	$ 774	$ 296	$ 1,084
Additions to Expense	6,159	7,722	5,372	1,823
Losses Incurred	(5,857)	(7,949)	(4,894)	(2,611)
Balance at End of Year	$ 849	$ 547	$ 774	$ 296

Short-Term Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Short-term investments	$ 61,571	$ 25,125	$ 20,385
Certificates of deposit
Schedule of Available-for-sale Securities [Line Items]
Short-term investments	$ 1,000	$ 1,000	$ 1,600

Marketable Securities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 60,602	$ 24,126	$ 18,747
Unrealized Gains	3	2	2
Unrealized loss	(34)	(3)	(13)
Fair Value	60,571	24,125	18,736
U.S. Treasury Notes
Schedule of Available-for-sale Securities [Line Items]
Amortized cost			403
Fair Value			403
U.S. Agency notes
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	20,530	3,856	3,441
Unrealized Gains	1	1
Unrealized loss	(6)
Fair Value	20,525	3,857	3,441
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	28,554	11,128	10,210
Unrealized Gains	2	1	1
Unrealized loss	(28)	(3)	(12)
Fair Value	28,528	11,126	10,199
Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	11,518	9,142	4,693
Unrealized Gains			1
Unrealized loss			(1)
Fair Value	$ 11,518	$ 9,142	$ 4,693

Cash Equivalents and Marketable Securities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	$ 35,832	$ 14,055	$ 19,510
Level 1 | Cash and Cash Equivalents | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	35,832	14,055	19,107
Level 1 | Marketable Securities | U.S. Treasury Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis			403
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	61,871	25,675	18,963
Level 2 | Cash and Cash Equivalents | U.S. Agency notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis			125
Level 2 | Cash and Cash Equivalents | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis		150	505
Level 2 | Cash and Cash Equivalents | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	1,300	1,400
Level 2 | Marketable Securities | U.S. Agency notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	20,525	3,857	3,441
Level 2 | Marketable Securities | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	28,528	11,126	10,199
Level 2 | Marketable Securities | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	$ 11,518	$ 9,142	$ 4,693

Summary of Property Equipment and Software (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, equipment and software at cost	$ 7,670	$ 6,814	$ 3,895
Less: accumulated depreciation	(3,883)	(2,930)	(1,710)
Property, equipment and software, net	3,787	3,884	2,185
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software at cost	3,858	3,517	1,795
Software
Property, Plant and Equipment [Line Items]
Property, equipment and software at cost	3,441	2,932	1,939
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software at cost	$ 371	$ 365	$ 161

Property Equipment and Software Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 972	$ 613	$ 1,495	$ 548	$ 276

Line of Credit - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended								12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Sep. 19, 2012	Apr. 30, 2012	Dec. 31, 2011	Oct. 27, 2011	Aug. 02, 2011	Oct. 29, 2010	Oct. 08, 2009	Dec. 31, 2012 Prime Rate	May 31, 2013 Minimum	Jul. 31, 2012 Minimum	May 31, 2013 Maximum	Jul. 31, 2012 Maximum	Jun. 30, 2013 Standby Letter of Credit	Dec. 31, 2012 Standby Letter of Credit
Line of Credit Facility [Line Items]
Line of credit	$ 80,000,000			$ 80,000,000	$ 60,000,000		$ 40,000,000	$ 20,000,000	$ 10,000,000	$ 3,000,000
Loan agreement interest rate, spread on variable rate											1.25%
Loan agreement interest rate, minimum			4.50%
Interest rate	4.50%		4.50%			4.50%
Commitment fee			296,000
Early termination fees			1,000,000
Line of credit classified as non-current liability	25,000,000		25,000,000
Outstanding letter of credit												10,000,000	5,500,000	15,000,000	10,000,000
Available credit facility	16,000,000		30,000,000
Outstanding line of credit	49,000,000		40,000,000
Reserved under standby letter of credit																15,000,000	10,000,000
Borrowings under credit facility	313,000,000	311,000,000
Repayments of credit facility	$ 304,000,000	$ 299,500,000

Income Taxes - Additional information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Provision for income taxes	$ 134,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000
Statutory federal income tax rate			34.00%
Unrecognized Tax Benefits			0
Unrecognized penalties and interest expense			0	0	0
Federal
Income Taxes [Line Items]
Net operating loss carryforwards			56,600,000
Operating loss carryforwards, expiration			Beginning in 2022 through 2032
State
Income Taxes [Line Items]
Net operating loss carryforwards			$ 54,200,000
Operating loss carryforwards, expiration			Begin to expire in 2013 through 2032

Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax provision:
Federal
State	2	2	2
Deferred tax provision:
Federal
State	$ 2	$ 2	$ 2

Reconciliation of Statutory Federal Income Tax Rate to Actual Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Tax computed at the statutory U.S. federal income tax rate			$ (2,008)	$ (1,486)	$ (2,026)
Net operating loss carrryforwards			1,488	1,376	1,938
Stock-based compensation			517	109	79
Other			5	3	11
Provision for income taxes	$ 134	$ 2	$ 2	$ 2	$ 2

Components of Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Net operating loss carryforwards	$ 22,331	$ 20,978
Stock based compensation	663	378
Other	497	517
Gross deferred tax assets	23,491	21,873
Valuation allowance	(23,458)	(21,873)
Total deferred tax assets	33
Liabilities:
Property, equipment and software, net	(33)
Net deferred tax assets

Authorized and Outstanding Convertible Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 07, 2012	Dec. 31, 2011
Convertible Preferred Stock [Line Items]
Net Carrying Amount		$ 113,268
Shares Authorized	0	86,726,665	25,000,000	86,726,665
Shares Issued	0	21,444,251		21,444,251
Shares Outstanding	0	21,444,251		21,444,251
Series A
Convertible Preferred Stock [Line Items]
Net Carrying Amount		30
Shares Authorized		181,722
Shares Issued		45,430
Shares Outstanding		45,430
Series B
Convertible Preferred Stock [Line Items]
Net Carrying Amount		4,744
Shares Authorized		10,411,625
Shares Issued		2,602,903
Shares Outstanding		2,602,903
Series C
Convertible Preferred Stock [Line Items]
Net Carrying Amount		11,931
Shares Authorized		13,650,896
Shares Issued		3,412,719
Shares Outstanding		3,412,719
Series C-1
Convertible Preferred Stock [Line Items]
Net Carrying Amount		4,725
Shares Authorized		5,682,948
Shares Issued		1,420,730
Shares Outstanding		1,420,730
Series D
Convertible Preferred Stock [Line Items]
Net Carrying Amount		14,910
Shares Authorized		17,062,711
Shares Issued		4,265,676
Shares Outstanding		4,265,676
Series E
Convertible Preferred Stock [Line Items]
Net Carrying Amount		20,210
Shares Authorized		18,436,763
Shares Issued		4,609,185
Shares Outstanding		4,609,185
Series F
Convertible Preferred Stock [Line Items]
Net Carrying Amount		$ 56,718
Shares Authorized		21,300,000
Shares Issued		5,087,608
Shares Outstanding		5,087,608

Stockholders' Equity - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 07, 2012	Dec. 31, 2011	Nov. 30, 2011
Class of Stock [Line Items]
Common share issuable for each share of convertible preferred stock	1
Dividends on the preferred stock	8.00%
Aggregate net proceeds from initial public offering that triggers automatic conversion	$ 20,000,000
Common stock, authorized	135,000,000	500,000,000	500,000,000	135,000,000	135,000,000
Common stock, issued	5,083,616	32,994,080		5,027,249
Common stock, outstanding	5,083,616	32,994,080		5,027,249
Series A
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 0.8
Series B
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 1.86
Series C
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 3.52
Series C-1
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 3.52
Series D
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 3.52
Series E
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 4.4
Series F
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 11.45

Stock Option Plan - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted	$ 8.98	$ 3.35	$ 3.92	$ 1.76	$ 2.16
Share-based compensation costs, capitalized amount			$ 0	$ 0	$ 0
Income tax benefits related to stock option compensation expense recognized			0
Tax benefits realized from exercised stock options			0
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Options vested and expected to vest	6,669,575		6,663,152
Options vested and expected to vest, weighted average exercise price	$ 5.95		$ 5.08
Options vested and expected to vest, weighted average contractual life	6 years 9 months 18 days		7 years 1 month 6 days
Aggregate intrinsic value of options vested and expected to vest			60,300,000	17,100,000
Options outstanding, aggregate intrinsic value	114,000,000		60,700,000	18,300,000
Options exercisable, aggregate intrinsic value	73,800,000		40,000,000	14,300,000
Aggregate intrinsic value of options exercised	4,000,000	86,000	503,000	373,000	571,000
Total fair value of options vested	1,900,000	563,000	1,415,000	1,035,000	347,000
Shares of common stock reserved for the issuance of awards			3,000,000
Stock Option Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options currently outstanding, maximum life			10 years
Maximum number of shares authorized to be granted			8,187,500
Shares available for future grants			46,190
Stock Option Plan 2010 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option price as a percentage of fair value of the common stock at date of grant			85.00%
Stock Option Plan 2010 | Maximum | Stock Options1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options currently outstanding, vesting period			4 years
Stock Option Plan 2010 | Maximum | Stock Options 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options currently outstanding, vesting period			5 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 11,300,000		$ 10,100,000
Unrecognized compensation expense expected to be recognized	3 years 2 months 19 days		3 years 5 months 23 days
Conversion of Preferred Stock to Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance			21,444,251
Exercise of Options and Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance			6,812,488

Weighted Average Assumptions for Options Granted (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 2 months 12 days	6 years 3 months 18 days	6 years 3 months 18 days	5 years 9 months 18 days	6 years 2 months 12 days
Risk-free interest rate	1.02%	1.37%	1.26%	1.73%	2.90%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility rate	44.00%	42.00%	42.00%	39.00%	47.00%

Stock Option Activity and Related Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Options Outstanding
Outstanding at beginning of period	6,730,520	4,278,806
Granted	354,250	2,578,821
Exercised	(265,560)	(56,367)
Forfeited	(88,749)	(70,740)
Outstanding at end of period	6,730,461	6,730,520
Weighted average exercise price
Outstanding at beginning of period	$ 5.1	$ 2.57
Granted	$ 20.82	$ 9.28
Exercised	$ 2.02	$ 2.58
Forfeited	$ 10.34	$ 6.12
Outstanding at end of period	$ 5.98	$ 5.1
Options Exercisable
Outstanding at beginning of period	3,352,116	2,716,392
Outstanding at end of period	3,694,041	3,352,116
Exercisable Weighted Average Exercise Price per Share
Outstanding at beginning of period	$ 2.2	$ 1.56
Outstanding at end of period	$ 2.94	$ 2.2

Summary of Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Number Outstanding	6,730,520	6,730,461	4,278,806
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	7 years 1 month 17 days
Options Exercisable, Number Exercisable	3,352,116	3,694,041	2,716,392
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	5 years 4 months 10 days
Exercise Price 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	0.2
Outstanding Options, Number Outstanding	15,000
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	1 year 11 months 5 days
Options Exercisable, Number Exercisable	15,000
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	1 year 11 months 5 days
Exercise Price 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	0.4
Outstanding Options, Number Outstanding	8,750
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	2 years 2 months 1 day
Options Exercisable, Number Exercisable	8,750
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	2 years 2 months 1 day
Exercise Price 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	0.68
Outstanding Options, Number Outstanding	1,397,665
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	3 years 8 months 5 days
Options Exercisable, Number Exercisable	1,397,665
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	3 years 8 months 5 days
Exercise Price 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	1
Outstanding Options, Number Outstanding	653,066
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	5 years 29 days
Options Exercisable, Number Exercisable	653,066
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	5 years 29 days
Exercise Price 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	2
Outstanding Options, Number Outstanding	64,984
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	5 years 10 months 6 days
Options Exercisable, Number Exercisable	63,706
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	5 years 10 months 2 days
Exercise Price 6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	2.64
Outstanding Options, Number Outstanding	107,500
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	6 years 7 months 24 days
Options Exercisable, Number Exercisable	88,953
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	6 years 7 months 21 days
Exercise Price 7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	4.48
Outstanding Options, Number Outstanding	1,937,809
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	7 years 7 months 2 days
Options Exercisable, Number Exercisable	1,029,280
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	7 years 4 months 28 days
Exercise Price 8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	6.84
Outstanding Options, Number Outstanding	1,620,746
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	9 years 1 month 24 days
Options Exercisable, Number Exercisable	74,915
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	8 years 11 months 5 days
Exercise Price 9
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	12.72
Outstanding Options, Number Outstanding	353,750
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	9 years 4 months 21 days
Options Exercisable, Number Exercisable	20,781
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	9 years 4 months 21 days
Exercise Price 10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	14.12
Outstanding Options, Number Outstanding	571,250
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	9 years 7 months 17 days

Warrants - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012	Dec. 31, 2009	Dec. 31, 2005	Dec. 31, 2004
Class of Warrant or Right [Line Items]
Number of common shares can purchased from outstanding warrants	35,778			25,000		284,378	26,946
Weighted-average exercise price of warrants	4.84			6.84		3.52	0.2
Series C-1 preferred stock issued upon warrant exercise			283,223
Warrants expired unexercised			1,155
Warrants to purchase of common shares with extended expiration date							10,778
Prepaid fees					$ 26,519
Issued common shares with cashless exercise of warrants		15,446
Prepaid fees to be expensed over two years				219,000
Common shares issued upon net exchange of warrants	$ 24,955

Calculation of Basic and Diluted Net Loss Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income (loss)	$ 4,011	$ (2,106)	$ (5,854)	$ (4,372)	$ (5,959)
Denominator:
Weighted-average common shares			5,049	4,956	4,752
Basic and diluted loss per share			$ (1.16)	$ (0.88)	$ (1.25)

Securities Excluded from Calculation of Diluted Net Earnings (Loss) Per Share (Detail) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	355	27,722	28,211	25,733	23,026
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents		21,444	21,444	21,444	19,260
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents		36	36	11	27
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	355	6,242	6,731	4,278	3,739

Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Employees maximum contribution to 401 (K) plan	$ 17,000
Maximum percentage of salary contribution to 401 (K) plan	100.00%
For participants over 50 years of age
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Employees maximum contribution to 401 (K) plan	$ 22,500

Future Minimum Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
2013	$ 1,233
2014	1,302
2015	1,314
2016	$ 1,103

Commitment and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Rental expense	$ 876,000	$ 524,000	$ 442,000

Subsequent Event - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Sep. 19, 2012	Apr. 30, 2012	Oct. 27, 2011	Aug. 02, 2011	Oct. 29, 2010	Oct. 08, 2009	Aug. 31, 2013 Subsequent Event
Subsequent Event [Line Items]
Loan agreement maximum borrowing capacity	$ 80	$ 80	$ 60	$ 40	$ 20	$ 10	$ 3	$ 100

Business and Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		1 Months Ended
	Jun. 30, 2013 Country	Dec. 31, 2012 Country	Feb. 21, 2013 Initial Public Offering
Business And Basis Of Presentation [Line Items]
Number of countries in which company provides services	30	30
Initial public offering, number of shares sold			7,273,750
Initial public offering, number of shares exercise of an overallotment option granted to the underwriters			948,750
Initial public offering, number of shares sold by selling stockholders			1,104,107
Initial public offering, price per share			$ 16
Initial public offering, net proceeds received	$ 88,422		$ 88,400
Number of common shares issued for convertible preferred stock		1	21,444,251

Summary of Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 1,411	$ 1,076
Accrued processing and disbursement costs	1,720	1,055
Accrued marketing expense	1,448	708
Other accrued expenses	3,657	4,311
Accounts payable and accrued expenses	$ 8,236	$ 7,150	$ 5,137

Stock-based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted		$ 8.98	$ 3.35	$ 3.92	$ 1.76	$ 2.16
Unrestricted stock awards granted	6,056
Options vested and expected to vest		6,669,575		6,663,152
Options vested and expected to vest, weighted average exercise price		$ 5.95		$ 5.08
Options vested and expected to vest, weighted average contractual life		6 years 9 months 18 days		7 years 1 month 6 days
Options outstanding, aggregate intrinsic value		$ 114,000,000		$ 60,700,000	$ 18,300,000
Options exercisable, aggregate intrinsic value		73,800,000		40,000,000	14,300,000
Aggregate intrinsic value of options exercised		4,000,000	86,000	503,000	373,000	571,000
Total fair value of options vested		1,900,000	563,000	1,415,000	1,035,000	347,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 11,300,000		$ 10,100,000
Unrecognized compensation expense expected to be recognized		3 years 2 months 19 days		3 years 5 months 23 days

Effects of Stock Based Compensation on Condensed Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 1,737	$ 1,008	$ 2,445	$ 949	$ 550
Marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	198	117
Technology and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	522	318
Customer service and operations
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	184	109
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 833	$ 464

Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings (loss) per share:
Net income (loss)	$ 4,011	$ (2,106)	$ (5,854)	$ (4,372)	$ (5,959)
Weighted-average common shares	26,046	5,035
Basic earnings (loss) per share	$ 0.15	$ (0.42)
Diluted earnings (loss) per share:
Net income (loss)	$ 4,011	$ (2,106)	$ (5,854)	$ (4,372)	$ (5,959)
Weighted-average common shares	26,046	5,035
Weighted-average shares from convertible preferred stock	5,331
Effect of dilutive securities	4,488
Weighted-average common shares and equivalents	35,865	5,035
Diluted earnings (loss) per share	$ 0.11	$ (0.42)